Financial Assets at Amortized Cost - Schedule of Financial Assets at Amortized Cost (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of financial assets [line items]
Less: Allowance for impairment loss	$ (246.6)		$ (325.3)	$ (7.3)
Corporate bonds	10,970.2		7,648.8
Current portion	6,598.0	$ 235.0	299.9
Noncurrent portion	4,372.2	$ 155.7	7,348.9
Corporate bonds [member]
Disclosure of financial assets [line items]
Less: Allowance for impairment loss	(7.1)		(2.9)
Corporate bonds	$ 10,977.3		$ 7,651.7